Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 3,317	$ 6,741	$ 7,263
Inventory	4,529	3,048
Prepaid expenses	26,042	27,767
Deferred offering cost	112,951	60,000
Note receivable	106,000	100,000
Assets from discontinued operations			105,205
Total Current Assets	252,839	197,556	112,468
Intangible assets, net of accumulated amortization	8,755
Total Assets	261,594	197,556	112,468
Current Liabilities
Accounts payable and accrued liabilities	1,310,515	621,984	204,024
Notes payable	1,270,009	1,370,009	1,370,009
Convertible notes payable, net	687,593	578,708
Derivative liability	267,473
Total Current Liabilities	3,572,502	2,575,701	1,574,033
Total Liabilities	3,572,502	2,575,701	1,574,033
Stockholders’ Deficit
Preferred stock: 7,000,000 authorized; $0.001 par value, 7,000,000 shares issued and outstanding	7,000	7,000	7,000
Common stock: 1,250,000,000 authorized; $0.001 par value, 1,625,699 and 1,605,128 shares issued and outstanding, respectively	162,568	160,511	155,463
Additional paid in capital	4,938,025	4,713,710	2,618,454
Accumulated deficit	(8,418,501)	(7,259,366)	(4,242,482)
Total Stockholders’ Deficit	(3,310,908)	(2,378,145)	(1,461,565)
Total Liabilities and Stockholders’ Deficit	261,594	197,556	112,468
Related Party
Current Liabilities
Due to related party	$ 36,912	$ 5,000